Summary of Significant Accounting Policies (Details 2) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Impairment of long-lived assets and intangible assets
Impairment of long-lived assets recognized for the periods presented	¥ 0	¥ 0	¥ 0
Impairment of intangible assets recognized for the periods presented	0	0	0
Impairment of investment in equity investee	¥ 0
Revenue recognition and deferred revenue
Number of types of online services | item	2
Number of primary fee models for online services | item	2
Duration of pay-per-use online services	1 day
Commission fees paid to wireless value added services partners	¥ 66,798	65,997	61,881
Debt receivables relating to internet finance business	105,261
Carrying amount of peer to peer finance products	¥ 99,220
Events and VIP services revenue
Percentage of contract payment refunded to user if termination of VIP Services contract is within initial seven days (as a percent)	80.00%
Initial period from commencement of VIP Services contract within which users can terminate the contract and receive 80% of payment as refund	7 days
Customer loyalty program
Revenue recognized from loyalty points	¥ 0	¥ 0	4,917
Deferred revenue from customer loyalty program			¥ 0
Trademarks and domain names
Goodwill and intangible assets
Estimated useful lives	10 years
Customer relationships
Goodwill and intangible assets
Estimated useful lives	5 years
Source code
Goodwill and intangible assets
Estimated useful lives	10 years